Note 10 - Financial Income and Expenses	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]

Note 10. Financial Income and Expenses

	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Financial income:
Interest income, bank	$254	$151	$13
Interest income, other	—	3	—
Change in fair value of derivative liability	5,492	—	—
Change in fair value of warrant liability	190	636	395
Foreign exchange gains	564	173	2,423
Total financial income	6,500	963	2,831
Financial expenses:
Interest expenses	—	(1)	(34)
Interest expenses, lease liabilities	(161)	(172)	(176)
Change in fair value of derivative liability	(1,653)	(110)	—
Change in fair value of warrant liability	(125)	(244)	—
Interest expenses, loan from lessor	(801)	(724)	(588)
Foreign exchange losses	(383)	(430)	(710)
Total financial expenses	(3,123)	(1,681)	(1,508)
Net financial items	$3,377	$(718)	$1,323